Business Combination - Summary of Consummation of the Business Combination (Detail) - Rigetti Computing, Inc [Member]	3 Months Ended
Mar. 31, 2022 shares
Disclosure In Tabular Form Of Reconciliation Of Common Stock Shares Issued Following Business Combination [Line Items]
Shares issued in PIPE	14,641,244
Business Combination and PIPE shares	34,850,706
Common stock - Legacy Rigetti	18,221,069
Common stock - exercise of Legacy Rigetti stock options immediately prior to the closing	1,123,539
Common stock - exercise of Legacy Rigetti warrants immediately prior to the closing	2,234,408
Ending balance, shares	113,810,285
Common Class A [Member]
Disclosure In Tabular Form Of Reconciliation Of Common Stock Shares Issued Following Business Combination [Line Items]
Less: redemption of SNII Class A ordinary shares	(22,915,538)
Common Stock - SNII Class ordinary shares	11,584,462
Common Class A [Member] | Status Of Shares Outstanding Before Business Combination [Member]
Disclosure In Tabular Form Of Reconciliation Of Common Stock Shares Issued Following Business Combination [Line Items]
Beginning balance, shares	34,500,000
Common Class B [Member]
Disclosure In Tabular Form Of Reconciliation Of Common Stock Shares Issued Following Business Combination [Line Items]
Common Stock - SNII Class ordinary shares	8,625,000
Series C Redeemable Convertible Preferred Stock [Member]
Disclosure In Tabular Form Of Reconciliation Of Common Stock Shares Issued Following Business Combination [Line Items]
Common stock - upon conversion of Legacy Rigetti Series preferred stock	54,478,261
Series C One Redeemable Convertible Preferred Stock [Member]
Disclosure In Tabular Form Of Reconciliation Of Common Stock Shares Issued Following Business Combination [Line Items]
Common stock - upon conversion of Legacy Rigetti Series preferred stock	2,902,302